TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade, Other Receivables and Other Assets by Type

	US Dollars
Figures in millions	2021	2020	2019

Non-current
Deferred compensation asset	25	28	—
Prepayments	14	12	15
Recoverable tax, rebates, levies and duties	198	195	107
	237	235	122

Current
Trade and loan receivables	50	56	47
Prepayments	41	56	61
Recoverable tax, rebates, levies and duties (1)	155	100	130
Other receivables	14	17	12
	260	229	250

Total trade, other receivables and other assets	497	464	372

There is a concentration of risk in respect of amounts due from Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Africa Region segment. These values are summarised as follows:

Recoverable value added tax	212	215	167
Recoverable fuel duties	—	—	43
Appeal deposits	43	34	10
(1) Includes taxation asset, refer note 29.